Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2014
Marketable Securities [Abstract]
Schedule of Marketable Securities	The Company acquired equity securities listed in Hong Kong.
	March 31,
	2013	2014

Cost	$5,982	$5,982

Market value	$6,168	$5,303